Consolidated Statement of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Activities
Net Income	$ 1,035.6	$ 850.3	$ 980.9
Income from discontinued operations	(36.1)	(28.1)	(21.4)
Loss (gain) on disposal of discontinued operations	(2.5)	1.0	(5.5)
Income from continuing operations	997.0	823.2	954.0
Adjustments to reconcile income from continuing operations to net cash provided by operating activities:
Depreciation and amortization	746.0	762.9	768.4
Change in deferred income taxes	(267.6)	(243.0)	(122.2)
Non-cash stock-based compensation	81.8	67.0	56.4
Non-cash interest expense on convertible debt	9.1	22.5	21.6
Non-cash charges for sale of inventories revalued at the date of acquisition	11.4	3.7	1.0
Tax benefits from stock-based compensation awards	(12.8)	(2.6)	(25.4)
Other non-cash expenses, net	63.7	63.8	48.6
Changes in assets and liabilities, excluding the effects of acquisitions and dispositions:
Accounts receivable	(80.0)	124.7	(49.9)
Inventories	(27.7)	108.4	(49.1)
Other assets	(80.9)	(17.4)	(40.9)
Accounts payable	2.5	(45.2)	(123.1)
Other liabilities	34.3	(14.4)	(30.4)
Contributions to retirement plans	(24.4)	(41.1)	(20.7)
Net cash provided by continuing operations	1,452.4	1,612.5	1,388.3
Net cash provided by discontinued operations	45.4	46.7	31.9
Net cash provided by operating activities	1,497.8	1,659.2	1,420.2
Investing Activities
Acquisitions, net of cash acquired	(606.2)	(637.3)	(201.5)
Purchase of property, plant and equipment	(257.8)	(200.0)	(251.4)
Proceeds from sale of property, plant and equipment	10.2	13.4	15.4
Proceeds from sale of businesses, net of cash divested	0	4.4	3.5
Other investing activities, net	(1.5)	(2.5)	(10.9)
Net cash used in continuing operations	(855.3)	(822.0)	(444.9)
Net cash used in discontinued operations	(3.6)	(7.5)	(5.1)
Net cash used in investing activities	(858.9)	(829.5)	(450.0)
Financing Activities
Net proceeds from issuance of long-term debt	741.4	748.2	0
Settlement of convertible debt	(600.8)	(615.5)	(4.7)
Redemption and repayment of long-term obligations	(505.4)	(311.5)	(131.4)
Purchases of company common stock	(1,012.5)	(414.6)	(187.4)
Net proceeds from issuance of company common stock	77.3	54.4	85.1
Tax benefits from stock-based compensation awards	12.8	2.6	25.4
Decrease in short-term notes payable	(7.9)	(21.1)	(15.4)
Net cash used in financing activities	(1,295.1)	(557.5)	(228.4)
Exchange Rate Effect on Cash	9.2	11.4	(86.4)
Increase (Decrease) in Cash and Cash Equivalents	(647.0)	283.6	655.4
Cash and Cash Equivalents at Beginning of Year	1,564.1	1,280.5	625.1
Cash and Cash Equivalents at End of Year	$ 917.1	$ 1,564.1	$ 1,280.5